Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,296	$ 2,440
Less: allowance for expected credit losses	(43)	(554)	$ (51)
Total accounts receivable, net	$ 1,253	$ 1,886